SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) h Segment Charter	Dec. 31, 2016 USD ($) Charter	Dec. 31, 2015 USD ($) Charter
Functional Currency and Foreign Currency Translation [Abstract]
Total exchange losses		$ 200,000	$ 600,000
Total exchange gains	$ 300,000
Vessels, Net [Abstract]
Estimate useful life of vessel	25 years
Estimated residual value for each vessel	$ 1,500,000	1,500,000
Drydocking and Engine Overhaul [Abstract]
Period when vessels are required to be drydocked	60 months
Drydock costs	$ 200,000
Overhaul costs	$ 365,000
Geographical Segments [Abstract]
Number of reportable segments | Segment	1
Termination Fee [Abstract]
Funds received in relation to termination of a contract			$ 3,900,000
Charter revenue recognized	$ 1,200,000	1,200,000
Deferred revenue, current	400,000	300,000
Deferred revenue, noncurrent	$ 0	$ 1,100
Income Taxes [Abstract]
Statutory rate applicable to consolidated corporate earnings	0.00%
Minimum [Member]
Drydocking and Engine Overhaul [Abstract]
Estimated running hours until engine overhaul | h	10,000
Maximum [Member]
Drydocking and Engine Overhaul [Abstract]
Estimated running hours until engine overhaul | h	11,000
Drydocking [Member]
Vessels, Net [Abstract]
Estimate useful life of vessel	5 years
Ballast Tank [Member]
Vessels, Net [Abstract]
Estimate useful life of vessel	8 years
Revenues [Member]
Concentration Risk [Line Items]
Number of charterers | Charter	3	3	3
Concentration risk percentage	44.00%	36.00%	85.00%
Revenues [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	14.00%	49.00%
Revenues [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	11.00%	22.00%
Revenues [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	11.00%	14.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of charterers | Charter	3	4	4
Concentration risk percentage	66.00%	70.00%	69.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	28.00%	33.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	19.00%	15.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	13.00%	11.00%
Accounts Receivable [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%